Average Annual Total Returns - BrandywineGLOBAL - Flexible Bond Fund	May 01, 2021
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.43%	[1]
Class A
Average Annual Return:
1 Year	9.96%
5 Years		[2]
Since Inception	6.56%
Inception Date	May 31, 2016
Class I
Average Annual Return:
1 Year	15.00%
5 Years		[2]
Since Inception	7.85%
Inception Date	May 31, 2016
Class IS
Average Annual Return:
1 Year	15.12%
5 Years	8.50%
Since Inception	5.86%
Inception Date	Mar. 31, 2013
Class IS | After Taxes on Distributions
Average Annual Return:
1 Year	13.38%
5 Years	6.37%
Since Inception	4.51%
Class IS | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.90%
5 Years	5.63%
Since Inception	3.97%

[1]	For Class A and Class I shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Bloomberg Barclays U.S. Aggregate Index was 4.07%.
[2]	N/A